Labor Obligations	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Labor Obligation [Line Items]
Labor obligations
NOTE 13	Labor obligations
Labor obligations at December 31, 2023 and December 31, 2022 are presented below:

(In thousands)	December 31, 2023		December 31, 2022
Provision for vacation and charges	R$	12,534	R$	—
Profit sharing program (PPR)		16,937		—
Provision for 13th month salaries and charges		20		—
Social charges		5,021		—
Retention plan		18,732		—
Others		766		34
Total	R$	54,010	R$	34

Current		46,941		34

Non-current		7,069		—

Boa Vista Servicos S.A [member]
Labor Obligation [Line Items]
Labor obligations
17	Labor obligations, vacation and social charges
Labor obligations, vacation and social charges at August 7, 2023 and December 31, 2022 are presented below:

	August 7,	December 31,
	2023	2022
Compensation for post-combination services - Acordo Certo key employees (i)	—	82,771
Provision for vacation and charges	16,789	12,896
Profit sharing program (PPR)	15,001	30,332
Provision for 13th salaries and charges	7,748	—
Social charges	6,786	5,001
Retention plan	8,963	—
Others	1,555	901

Total	56,842	131,901

Current	56,842	131,901
Non-current	—	—

(i)
The agreement to purchase the shares of Acordo Certo also required the Group to pay additional contingent amounts to former shareholders of Acordo Certo. The amount, paid in 2023, was based on the Adjusted Net Revenue of Acordo Certo in 2022, with a specified minimum amount and subject to the continued employment of these shareholders with Acordo Certo until December 31, 2022. Adjusted Net Revenue is defined in the purchase agreement as the net revenue of Acordo Certo less (i) costs of contact with customers via digital platforms, (ii) advertising and marketing costs and (iii) net revenue from channels and/or platforms of products and services to the Company’s consumers.